Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Company Selected Measure Name	Performance Target Adjusted EBITDA is a non-GAAP measure. Please refer to Annex A for a reconciliation to the nearest GAAP metric.
Named Executive Officers, Footnote	Messrs. Blazer, Edward Pierce and George Wilson and Ms. Painter were the non-PEO NEOs (named executive officers) for 2020 and 2021. For 2022, the non-PEOs were Messrs. Blazer and Pierce and Mmes. Cunningham, Painter and Perry. For 2023 and 2024, the non-PEOs were Mr. Blazer and Mmes Cunningham, Painter and Perry.
PEO Total Compensation Amount	$ 8,336,636	$ 6,858,258	$ 8,420,365	$ 9,546,278	$ 6,606,311
PEO Actually Paid Compensation Amount	$ 4,453,578	3,796,216	335,421	17,317,167	13,102,307
Adjustment To PEO Compensation, Footnote	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (i) for solely service-vesting time-based RSUs, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for PSUs that vest based on achievement of financial metrics modified by an rTSR goal, the same valuation methodology as time-based RSU awards above, plus the fair value of the rTSR modifier estimated using a Monte Carlo valuation model which utilizes multiple input variables, including expected dividend yield, expected volatility of our stock price, risk-free interest rate and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years. The amounts disclosed in the "Compensation Actually Paid" columns do not reflect the actual amount of compensation earned or paid during the applicable year, as the amounts are heavily impacted by the changes in valuation of the equity portions of named executive officers' compensation during the relevant year. The following adjustments were made to the amounts reported in the Summary Compensation Table to determine the amounts set forth in the "Compensation Actually Paid" columns (no other adjustments were required to be made in accordance with SEC rules):
Non-PEO NEO Average Total Compensation Amount	$ 1,846,847	1,519,218	3,830,423	3,451,448	2,729,894
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,232,254	639,854	2,012,986	6,640,639	4,778,165
Total Shareholder Return Vs Peer Group	Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. For the relevant fiscal year, represents the cumulative TSR of the peer group. For the year ended December 31, 2024, the Company updated its peer group to Business Services from the Personnel Supply Services peer group used in prior years as described more fully above. The new peer group displayed is therefore different from our prior year proxy statement. The old peer group TSR presented for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 were $85.28, $112.26, $105.54, $146.72, and $107.65, respectively.
Total Shareholder Return Amount	$ 117.43	135.51	114.81	173.88	117.70
Peer Group Total Shareholder Return Amount	125.59	109.50	86.02	112.13	135.14
Net Income (Loss)	$ 175,200,000	$ 219,300,000	$ 268,100,000	$ 409,900,000	$ 200,300,000
Company Selected Measure Amount	454,600,000	526,900,000	550,900,000	470,400,000	438,500,000
PEO Name	Mr. Hanson was our PEO (principal executive officer) for all five years.
Additional 402(v) Disclosure	Net income for the years ended December 31, 2022, 2021 and 2020 include $1.2 million, $178.1 million and $22.7 million related to discontinued operations, respectively. The 2021 discontinued operations include the gain on the Company's sale of Oxford Global Resources, LLC.
PEO | Deduct Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,174,382)
PEO | Add Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,292,345
PEO | Add Year End Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,973,948)
PEO | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,073)
Non-PEO NEO | Deduct Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,122)
Non-PEO NEO | Add Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,009
Non-PEO NEO | Add Year End Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,885)
Non-PEO NEO | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,595)